Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories, Net of Reserve	Inventories, net of reserve, consisted of the following:

	December 31, 2016	December 31, 2015
Raw materials	81	74
Work-in-process	756	804
Finished products	336	373

Total	1,173	1,251